Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

				Fair value at
				December
As of December 31, 2024	Level 1	Level 2	Level 3	31, 2024
Prepayments and other current assets (Note 13)	—	253	—	253
Cryptocurrency receivable (Note 13)	—	69,582	—	69,582
Cryptocurrency (Note 7)	61,821	—	—	61,821

Accounts payable (Note 13)	—	(2,595)	—	(2,595)
Accrued liabilities and other current liabilities (Note 13)	—	(7,563)	—	(7,563)
Convertible preferred shares (Note 15)	—	—	(68,113)	(68,113)
Long-term loans (Note 13)	—	(13,999)	—	(13,999)

				Fair value at
				December
As of December 31, 2025	Level 1	Level 2	Level 3	31, 2025
Prepayments and other current assets (Note 13)	—	181	—	181
Cryptocurrency receivable (Note 13)	—	87,832	—	87,832
Cryptocurrency (Note 7)	83,339	—	—	83,339

Accounts payable (Note 13)	—	(2,927)	—	(2,927)
Accrued liabilities and other current liabilities (Note 13)	—	(5,566)	—	(5,566)
Long-term loans (Note 13)	—	(49,711)	—	(49,711)

Schedule of cash and cash equivalents

	As of December 31,
	2024	2025
US dollar denominated bank deposits with financial institutions in the U.S.	21,932	17,743
Financial institutions in the PRC
RMB denominated bank deposits	13,946	3,689
US dollar denominated bank deposits	2,144	3,186
Others denominated bank deposits	55	77
Subtotal	16,145	6,952
Financial institutions in Singapore
US dollar denominated bank deposits	51,027	52,624
Singapore dollar (SGD) denominated bank deposits	2,970	1,207
RMB denominated bank deposits	6	7
Subtotal	54,003	53,838
Bank deposits with other overseas financial institutions	4,408	2,245
Total	96,488	80,778

Schedule of estimated useful lives

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Schedule of revenue segregated by geographic region

	For the Years Ended December 31,
Geographic region	2023	2024	2025
United States of America	28,101	70,986	220,605
Mainland China	115,526	68,165	169,422
Ethiopia	1,337	32,578	71,594
Hong Kong Special Administrative Region	—	—	20,173
Canada	259	6,548	18,117
Singapore	43	5,249	12,220
Malaysia	15,326	10,099	3,355
Ireland	1	2	2,824
Netherland	2	6,083	2,508
Georgia	—	2,094	2,096
The United Arab Emirates	343	41,450	1,981
Kazakhstan	24,571	7,747	1,639
Brazil	7	34	1,093
Other countries or regions	25,961	18,289	2,108
Total	211,477	269,324	529,735